Redeemable convertible preferred stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended	12 Months Ended
	Sep. 30, 2024	May 31, 2022	Mar. 31, 2022	Oct. 31, 2019	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2025	Jun. 06, 2025	Dec. 31, 2023
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value													$ 1,100,000
Preferred Stock, Par or Stated Value Per Share														$ 0.0001
Preferred Stock, Convertible, Conversion Price													$ 16.23
Preferred Stock Convertible Minimum Conversion Price						$ 32.64
Proceeds From Stock Conversion						$ 150,000
Payments of Stock Issuance Costs					$ 268	3,870
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value						$ 1,100,000							$ 0
Preferred Stock, Shares Issued						139,800,000							0
Preferred Stock, Par or Stated Value Per Share						$ 0.0001							$ 0.0001
Series A Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value						$ 9,078									$ 9,078
Preferred Stock, Shares Issued						33,621,000						33,600,000	33,621,000
Preferred Stock, Par or Stated Value Per Share						$ 0.0001						$ 0.0001			$ 0.0001
Preferred Stock, Convertible, Conversion Price												$ 0.27
Proceeds from Issuance of Redeemable Preferred Stock												$ 9,000
Debt Instrument, Convertible, Liquidation Preference, Per Share						$ 0.27
Series B Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value						$ 17,059									$ 17,059
Preferred Stock, Shares Issued						17,586,000					17,600,000		17,586,000
Preferred Stock, Par or Stated Value Per Share						$ 0.0001					$ 0.0001				$ 0.0001
Preferred Stock, Convertible, Conversion Price											$ 0.97
Proceeds from Issuance of Redeemable Preferred Stock											$ 17,000
Debt Instrument, Convertible, Liquidation Preference, Per Share						$ 0.97
Series C Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value						$ 40,027									$ 40,027
Preferred Stock, Shares Issued						18,445,000				23,100,000			18,445,000
Preferred Stock, Par or Stated Value Per Share						$ 0.0001				$ 0.0001					$ 0.0001
Preferred Stock, Convertible, Conversion Price										$ 2.17
Proceeds from Issuance of Redeemable Preferred Stock										$ 50,100
Preferred Stock Shares Forfeited				4,600,000
Debt Instrument, Convertible, Liquidation Preference, Per Share						$ 2.17
Series D Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value						$ 64,039									$ 64,039
Preferred Stock, Shares Issued						23,203,000		23,200,000	23,200,000				23,203,000
Preferred Stock, Par or Stated Value Per Share						$ 0.0001		$ 0.0001	$ 0.0001						$ 0.0001
Preferred Stock, Convertible, Conversion Price								$ 2.76	$ 2.76
Proceeds from Issuance of Redeemable Preferred Stock								$ 64,100	$ 64,100
Payments of Stock Issuance Costs								$ 100	$ 100
Debt Instrument, Convertible, Liquidation Preference, Per Share						$ 2.76
Series E Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value						$ 606,850									$ 598,345
Preferred Stock, Shares Issued						37,391,000	9,100,000								36,867,000
Preferred Stock, Par or Stated Value Per Share						$ 0.0001	$ 0.0001								$ 0.0001
Preferred Stock, Convertible, Conversion Price	$ 16.23		$ 16.23			$ 6,500,000	$ 16.23
Proceeds from Issuance of Redeemable Preferred Stock							$ 148,900
Conversion of Stock, Amount Converted	$ 8,300		$ 451,000			$ 8,500
Conversion of Stock, Shares Converted	524,009		27,790
Equity, Fair Value Disclosure			$ 1,525,000			$ 15,000
Debt Instrument, Convertible, Liquidation Preference, Per Share						$ 16.23
Series F Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value						$ 400,999									$ 400,999
Preferred Stock, Shares Issued		9,500,000				9,516,000							9,516,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001				$ 0.0001									$ 0.0001
Preferred Stock, Convertible, Conversion Price		$ 42.14
Proceeds from Issuance of Redeemable Preferred Stock		$ 401,000
Debt Instrument, Convertible, Liquidation Preference, Per Share						42.14
Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price						$ 1,074,000,000